Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000011076
Average Annual Return [Line Items]
Average Annual Return, Percent	3.41%		2.56%	1.51%
Without Sales Load [Member] | C000011077
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%		1.87%	0.99%
Without Sales Load [Member] | C000226848
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%		2.85%	3.92%
Without Sales Load [Member] | C000011079
Average Annual Return [Line Items]
Average Annual Return, Percent	24.12%		(2.31%)	5.18%
Without Sales Load [Member] | C000011091
Average Annual Return [Line Items]
Average Annual Return, Percent	10.53%		9.89%	8.26%
Without Sales Load [Member] | C000011086
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.47%)		(11.20%)	(13.49%)
Without Sales Load [Member] | C000011092
Average Annual Return [Line Items]
Average Annual Return, Percent	34.03%		9.50%	7.41%
Without Sales Load [Member] | C000011088
Average Annual Return [Line Items]
Average Annual Return, Percent	15.56%		12.18%	12.55%
Without Sales Load [Member] | C000011107
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%		14.55%	8.97%
Without Sales Load [Member] | C000011094
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%		5.53%	10.01%
Without Sales Load [Member] | C000011095
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)		0.62%	5.67%
Without Sales Load [Member] | C000032805
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%		8.86%	10.16%
Without Sales Load [Member] | C000024086
Average Annual Return [Line Items]
Average Annual Return, Percent	36.13%		3.07%	8.66%
Without Sales Load [Member] | C000011096
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%		21.01%	5.88%
Without Sales Load [Member] | C000011080
Average Annual Return [Line Items]
Average Annual Return, Percent	29.59%		12.78%	8.01%
Without Sales Load [Member] | C000012425
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%		(1.85%)	(1.14%)
Without Sales Load [Member] | C000011097
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%		12.77%	11.04%
Without Sales Load [Member] | C000011112
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%		2.54%	1.39%
Without Sales Load [Member] | C000011098
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%		5.50%	8.02%
Without Sales Load [Member] | C000011100
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%		9.11%	11.45%
Without Sales Load [Member] | C000024087
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%		6.29%	5.60%
Without Sales Load [Member] | C000011101
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%		3.71%	12.40%
Without Sales Load [Member] | C000011081
Average Annual Return [Line Items]
Average Annual Return, Percent	30.69%		14.99%	11.39%
Without Sales Load [Member] | C000011114
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%		13.07%	14.95%
Without Sales Load [Member] | C000011113
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%		11.09%	9.89%
Without Sales Load [Member] | C000011093
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%		6.41%	8.42%
Without Sales Load [Member] | C000012418
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%		6.63%	8.22%
Without Sales Load [Member] | C000011116
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%		5.32%	8.63%
Without Sales Load [Member] | C000011115
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%		9.19%	8.92%
Without Sales Load [Member] | C000011110
Average Annual Return [Line Items]
Average Annual Return, Percent	18.62%		12.94%	17.28%
Without Sales Load [Member] | C000011102
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%		5.70%	5.37%
Without Sales Load [Member] | C000011103
Average Annual Return [Line Items]
Average Annual Return, Percent	150.31%		17.01%	18.89%
Without Sales Load [Member] | C000011104
Average Annual Return [Line Items]
Average Annual Return, Percent	0.63%		2.85%	3.95%
Without Sales Load [Member] | C000011111
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%		14.28%	0.27%
Without Sales Load [Member] | C000011105
Average Annual Return [Line Items]
Average Annual Return, Percent	41.70%		34.17%	30.80%
Without Sales Load [Member] | C000033012
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.25%)		(7.94%)	(11.90%)
Without Sales Load [Member] | C000024064
Average Annual Return [Line Items]
Average Annual Return, Percent	(26.15%)		(6.13%)	(12.36%)
Without Sales Load [Member] | C000024065
Average Annual Return [Line Items]
Average Annual Return, Percent	(20.81%)		(6.46%)	(8.23%)
Without Sales Load [Member] | C000011087
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.51%)		(7.65%)	(11.55%)
Without Sales Load [Member] | C000011090
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.80%)		(13.57%)	(18.48%)
Without Sales Load [Member] | C000011089
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.08%)		(6.50%)	(11.77%)
Without Sales Load [Member] | C000011099
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%		4.23%	7.63%
Without Sales Load [Member] | C000011078
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%		3.79%	7.98%
Without Sales Load [Member] | C000011117
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%		7.17%	7.81%
Without Sales Load [Member] | C000011106
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%		15.01%	20.16%
Without Sales Load [Member] | C000011082
Average Annual Return [Line Items]
Average Annual Return, Percent	24.38%		19.82%	20.95%
Without Sales Load [Member] | C000011083
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%		7.98%	11.51%
Without Sales Load [Member] | C000011085
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%		18.60%	29.22%
Without Sales Load [Member] | C000032809
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.79%)		(18.52%)	(25.72%)
Without Sales Load [Member] | C000012429
Average Annual Return [Line Items]
Average Annual Return, Percent	(33.04%)		(29.97%)	(37.40%)
Without Sales Load [Member] | C000011084
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%		1.23%	8.81%
Without Sales Load [Member] | C000011109
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%		(13.73%)	(3.45%)
Without Sales Load [Member] | C000011108
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%		7.78%	8.61%
iBoxx Liquid High Yield Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Markit iBoxx $ Liquid High Yield Index
Average Annual Return, Percent	8.83%		4.34%	6.01%
Profunds Asia 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ProFunds Asia 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	24.03%		(2.83%)	4.84%
S&P Banks Select Industry Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Banks Select Industry Index
Average Annual Return, Percent	12.71%		11.10%	8.97%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Biotechnology Select Industry Index
Average Annual Return, Percent	35.98%		(2.57%)	5.91%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P Communication Services Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Communication Services Select Sector Index
Average Annual Return, Percent	23.08%		12.93%	14.77%
S&P Consumer Discretionary Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent	7.45%		9.20%	13.15%
S&P Consumer Staples Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
Average Annual Return, Percent	1.61%		5.70%	7.35%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%		11.58%	13.11%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	38.66%		4.81%	10.36%
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Average Annual Return, Percent	8.03%		23.43%	8.42%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ProFunds Europe 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	27.81%		11.03%	6.28%
ICE US DOLLAR INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	(9.37%)		1.80%	(0.04%)
S&P Financial Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
Average Annual Return, Percent	15.02%		15.27%	13.18%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Average Annual Return, Percent	14.60%		8.21%	9.91%
S&P Industrial Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
Average Annual Return, Percent	19.42%		13.66%	13.46%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent	31.22%		8.92%	8.18%
Dow Jones Internet Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Internet Composite℠ Index
Average Annual Return, Percent	11.15%		5.38%	14.29%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average - USD
Average Annual Return, Percent	29.32%		5.94%	9.51%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	22.18%		15.04%	16.99%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.19%		12.96%	11.73%
S&P Materials Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Materials Select Sector Index
Average Annual Return, Percent	10.02%		6.75%	9.88%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%		9.12%	10.72%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	7.46%		7.12%	10.44%
S&P MidCap 400 Value TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%		11.01%	10.69%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%		15.30%	19.70%
S&P Pharmaceuticals Select Industry Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	31.56%		2.64%	1.86%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Average Annual Return, Percent	157.49%		20.15%	22.04%
S&P Real Estate Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Average Annual Return, Percent	2.70%		5.57%	6.37%
S&P U.S. Treasury Bond Current 30-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Average Annual Return, Percent	3.60%		(9.23%)	(0.92%)
Dow Jones U.S. Semiconductors Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors℠ Index
Average Annual Return, Percent	44.50%		36.56%	33.10%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%		11.58%	13.11%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	38.66%		4.81%	10.36%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent	31.22%		8.92%	8.18%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%		9.12%	10.72%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%		15.30%	19.70%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%		6.09%	9.62%
Russell 2000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%		6.09%	9.62%
S&P SmallCap 600 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	5.37%		5.53%	9.82%
S&P SmallCap 600 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	6.70%		8.96%	9.64%
S&P Technology Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
Average Annual Return, Percent	24.72%		18.24%	22.52%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	14.82%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%		9.12%	10.72%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%		15.30%	19.70%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%		11.58%	13.11%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%		15.30%	19.70%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%		6.09%	9.62%
S&P U.S. Treasury Bond Current 30-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Average Annual Return, Percent	3.60%		(9.23%)	(0.92%)
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
Average Annual Return, Percent	16.04%		9.73%	10.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
MSCI AC ASIA PACIFIC ex JAPAN Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC Asia Pacific Free Excluding Japan Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOXX Europe 50<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index